Note 5 - Loans Receivable, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 23,596	$ 38,157
Loans and Leases Receivable, Related Parties, Ending Balance	200	100	$ 100
Servicing Liability for Others, Unpaid Principal Balance	580,000	505,700	480,600
Fixed Rate Loans [Member]
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 19,500	$ 19,000
Fixed Rate Loans [Member] | Minimum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	2.25%	3.00%
Fixed Rate Loans [Member] | Maximum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	4.75%	5.65%
Loans to Executive Officers [Member]
Loans and Leases Receivable, Related Parties, Additions	$ 100
Loans and Leases Receivable, Related Parties, Proceeds	0
Loans to Executive Officers [Member] | Consumer Portfolio Segment [Member] | Home Equity Line [Member]
Loans and Leases Receivable, Related Parties, Ending Balance	100	$ 100	100
Loans and Leases Receivable, Related Parties, Proceeds	$ 0	$ 0	$ 0